ORDINARY SHARES (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended
	Oct. 16, 2026	Jan. 15, 2026	Jan. 05, 2025	Oct. 02, 2024	Oct. 30, 2024	Jun. 30, 2026	Dec. 15, 2025	Oct. 16, 2025	Jun. 30, 2025	Jun. 03, 2025	Jan. 03, 2025
Sale of stock, shares				1,250,000
Share price				$ 5.00
Proceeds from issuance of shares				$ 6,250,000
Purchase of additional shares					131,249
Proceeds from issuance of ipo					$ 656,245
Underwriting discounts					$ 6,906,245
Ordinary Shares outstanding							2,500,000	631,000	1,800,000	10,000	20,000
Ordinary shares issued for services	10,000	500,000	10,000
Class A Ordinary Shares [Member]
Reclassification of ordinary shares						55,322,249
Class B Ordinary Shares [Member]
Reclassification of ordinary shares						9,000,000